Income tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax

17 Income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2024	2023
	US$	US$

Malaysia	1,126,832	2,042,746
Indonesia	(723,350)	(786,490)
Hong Kong	(38,651,082)	(15,141,598)
Others	(859)	(8,963)
	(38,248,459)	(13,894,305)

The Company is incorporated in Cayman Islands and is not subject to corporate income tax under its relevant regulations.

For the Company’s subsidiaries incorporated in Hong Kong, they are subject to a corporate tax rate of 16.5% on the assessable profits arising from Hong Kong.

For the Company’s subsidiaries incorporated in Malaysia, they are subject to corporate tax rate on 24% on the assessable profits arising from Malaysia.

For the Company’s subsidiaries incorporated in Indonesia, they are subject to a corporate tax rate of 22% on the assessable profits arising from Indonesia.

For the Company’s subsidiary incorporated in Singapore, it is subject to a corporate tax rate of 17% on the assessable profits arising from Singapore. No provision for Singapore profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023.

For the Company’s subsidiary incorporated in United Kingdom, it is subject to a corporate tax rate of 19% on the assessable profits arising from United Kingdom. No provision for United Kingdom profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17	Income tax (Continued)

Income tax expense consists of:

	Years ended December 31,
	2024	2023
	US$	US$

Income tax expense	534,661	797,147
Deferred income tax benefit	43,642	(273,666)
	578,303	523,481

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Income before income tax	(28,748,459)	(13,894,305)
Tax calculated at Hong Kong profits tax rate	(4,743,494)	(2,292,560)
Effect of different tax rates applicable to different jurisdictions	6,683,940	1,637,665
Income not subject to tax	(8,328,873)	(48,307)
Non-deductible expenses	5,705,763	132,796
Change in valuation allowance	1,041,756	846,827
Underprovision of current tax in the previous financial year	31,902	125,217
Tax effect on deductible temporary differences	7,946	7,918
Others	179,363	113,925
Income tax	578,303	523,481

The Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are attributable to the following:

	December 31,
	2024	2023
	US$	US$
Deferred tax assets
Tax losses carried forward	8,193,135	8,266,115
Equipment	(82,885)	(65,050)
Accrued expenses	419,001	296,576
Others	82,657	54,560
	8,611,908	8,552,201
Valuation allowance	(8,269,086)	(7,887,313)
Total deferred tax assets	342,822	664,888

Deferred tax liabilities
Fixed assets		-
Intangible assets	(876,875)	(1,184,987)
Others	(37)	(61,773)
Total deferred tax liabilities	(876,912)	(1,246,760)

Net deferred tax liabilities	(534,090)	(581,872)

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17	Income tax (Continued)

As of December 31, 2024 and 2023, management has recorded a valuation allowance on certain deferred tax assets where management believes that after considering all of the available evidence, it is more likely than not that some portion or all will not be realized in the foreseeable future. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences and carry forwards become deductible.

As of December 31, 2024 and 2023, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Hong Kong is US$66,424 and US$47,778,609 as of December 31, 2024 and 2023, respectively, which can be carried forward indefinitely.

As of December 31, 2024 and 2023, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Singapore is US$73,524 and US$94,611 as of December 31, 2024 and 2023, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiary incorporated in United Kingdom is US$Nil and US$517,015 as of December 31, 2024 and 2023, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiaries incorporated in Indonesia is US$2,099,326 and US$2,349,921 as of December 31, 2024 and 2023, respectively, which will expire, if unused, in the year ending December 31, 2024.

The tax loss in the subsidiaries incorporated in Malaysia is US$Nil and US$8,439 as of December 31, 2024 and 2023, respectively, which will expire, if unused, in the year ending December 31, 2031.